SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 29, 2024
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Outstanding stock options were as follows:
Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, January 1, 2023	746	$36.52
Changes in outstanding stock options:
Exercised	(463)	33.01
Stock options outstanding, December 31, 2023	283	42.27
Changes in outstanding stock options:
Exercised	—	—
Stock options outstanding, December 29, 2024	283	$42.27

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, January 1, 2023	1,988	$27.21
Changes in outstanding stock options:
Forfeited	(213)	30.00
Exercised	(1,591)	26.62
Stock options outstanding, December 31, 2023	184	29.01
Changes in outstanding stock options:
Exercised	(184)	29.01
Stock options outstanding, December 29, 2024	—	$—

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 29, 2024:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$42.27	283	1	283

Disclosure of number and weighted average exercise prices of other equity instruments	The following table summarizes the assumptions used in the Monte-Carlo option pricing model for the stock option grant:

2024

Exercise price	$48.82
Risk-free interest rate (5 years)	3.76%
Expected volatility	31.81%
Expected dividend yield	1.70%

Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, January 1, 2023	73	$33.91
Changes in outstanding Treasury RSUs:
Granted	3	29.12
Granted for dividends declared	2	30.98
Forfeited	(17)	29.95
Treasury RSUs outstanding, December 31, 2023	61	34.69
Changes in outstanding Treasury RSUs:
Granted[1]	1,531	21.91
Granted for dividends declared	1	40.40
Settled through the issuance of common shares	(20)	31.38
Forfeited	—	37.56
Treasury RSUs outstanding, December 29, 2024	1,573	$22.30
1) Includes 968,068 Treasury RSUs granted to four executive officers of the Company.
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, January 1, 2023	2,089	$31.63
Changes in outstanding non-Treasury RSUs:
Granted	845	32.12
Additional vesting for performance conditions	493	27.36
Granted for dividends declared	53	31.09
Settled - common shares	(810)	27.08
Settled - payment of withholding taxes	(524)	27.65
Forfeited	(170)	32.10
Forfeited for President & CEO	(460)	34.89
Non-Treasury RSUs outstanding, December 31, 2023	1,516	33.26
Changes in outstanding non-Treasury RSUs:
Granted[1]	787	38.42
Additional units for vested performance conditions	485	30.73
Granted for dividends declared	33	42.22
Settled - common shares	(707)	31.10
Settled - payment of withholding taxes	(412)	31.08
Forfeited	(42)	35.14
Settled in cash for outgoing executives	(82)	35.08
Reinstated awards for President & CEO	440	37.91
Non-Treasury RSUs outstanding, December 29, 2024	2,018	$36.91
(1) Includes 291,804 RSUs granted to three executive officers (Key management personnel) of the Company, under the Company’s annual long-term incentive program (LTIP) and for special retention awards granted to these executive officers to ensure stability and operational performance in light of the CEO transition process and proxy contest, as well as 211,659 RSUs granted to Mr. Chamandy on June 28, 2024, under the Company’s annual LTIP program, with a total grant date fair value of $8.7 million. Refer to note 22 in subsection "Key management personnel compensation" for additional information on executive compensation.
Changes in outstanding DSUs were as follows:

	2024	2023

DSUs outstanding, beginning of fiscal year	411	385
Granted	46	80
Granted for dividends declared	4	10
Forfeited	—	—
Redeemed[1]	(321)	(64)
DSUs outstanding, end of fiscal year	140	411
1) The redemption value of the 321 redeemed DSUs (2023 - nil) is included in accounts payable and accrued liabilities as at December 29, 2024. Refer to note 22 for additional information.
Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 29, 2024:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$42.27	283	1	283